Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock ADS	Common Stock	Treasury Stock	Additional Paid In Capital	Accumulated Deficit	ADS	Total
Balance at beginning of year at Dec. 31, 2020	$ 240,292			$ 100	$ (6,607,397)		$ (6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020		1,201,460,800
Net loss					(21,462,588)		(21,462,588)
Conversion of "2020 Notes" into ordinary shares	5,183			1,213,313			1,213,313
Conversion of "2020 Notes" into ordinary shares (in shares)		25,913,600
Sale of equity securities, including conversion of "Bridge Notes"	342,100			17,000,000			17,000,000
Sale of equity securities, including conversion of "Bridge Notes" (in shares)		1,710,500,800
Issuance of ADS and Pre-Funded Warrants, net	342,100			17,000,000			17,000,000
Costs associated with sale of equity securities				(1,897,126)			(1,897,126)
Merger recapitalization of Cellect	83,355		$ (2,932,000)	2,932,000
Merger recapitalization of Cellect (in shares)		416,775,599
Issuance of ADS and Pre-Funded Warrants, net (in shares)		1,710,500,800
Reclassification of warrants upon issuance of exchange warrants				12,410,730			12,410,730
Balance at end of year at Dec. 31, 2021	670,930		(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at ending of year (in shares) at Dec. 31, 2021		3,354,650,799				670,930	3,354,650,799
Net loss					(9,381,496)		$ (9,381,496)
Cashless exercise of warrants (in shares)		3,857,439,000
Cashless exercise of warrants	771,488
Settlement of accrued expenses	$ 44,187			193,537			$ 193,537
Settlement of accrued expenses (in shares)		220,935,000
Deemed dividend on warrant modification				$ 65,266	(65,266)
Sale of equity securities, including conversion of "Bridge Notes" (in shares)	3,360,000	16,800,000,000		14,877,332			14,877,332
Stock based compensation				$ 764,007			$ 764,007
Issuance of ADS and Pre-Funded Warrants, net (in shares)	3,360,000	16,800,000,000		14,877,332			14,877,332
Reclassification of warrants upon issuance of exchange warrants				$ 296,362			$ 296,362
Balance at end of year at Dec. 31, 2022	$ 4,846,605		$ (2,932,000)	$ 47,855,521	$ (37,516,747)		$ 7,406,774
Balance at ending of year (in shares) at Dec. 31, 2022		24,233,024,799				4,846,605	24,233,024,799